Business Combinations - Additional Information (Detail) - Charter One Acquisition [Member] $ in Millions	Jun. 30, 2014 USD ($)
Business Acquisition [Line Items]
Value of loans acquired	$ 969
Value of deposits acquired	$ 4,800